Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 30, 2016	Oct. 20, 2015	May 02, 2015
Class of Stock [Line Items]
Stock repurchased, shares	2,763,142
Stock repurchased, value	$ 26,718,000
Stock repurchase program, remaining authorized repurchase amount	$ 23,282,000
Treasury stock, shares	37,941,000		34,841,000
Treasury stock, at cost	$ 1,110,438,000		$ 1,079,716,000
Maximum
Class of Stock [Line Items]
Number of shares authorized to be repurchase		$ 50,000,000
Stock Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares	37,941,321
Treasury stock, at cost	$ 1,083,720,000